Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Nov. 30, 2016
2014 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	$ 223
2011 to 2013 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 575